Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

Loar Group Inc. 401(k) Plan

Form 5500, Schedule H, Line 4a – Schedule of Delinquent Participant Contributions

December 31, 2025

EIN: 45-4104058

Plan: 001

		Total that Constitutes Nonexempt Prohibited Transactions
	Participant	Late Participant			Contributions	Total Fully
	Contributions	Loan Repayments		Contributions	Pending	Corrected Under
	Transferred Late	are Included	Contributions	Corrected	Correction	VFCP and
	to Plan	(Yes/No)	Not Corrected	Outside VFCP	in VFCP	PTE-2002-51
(a)	$259,592	Yes	$19,461	$240,131	$—	$—
(b)	$321,918	Yes	$321,918	$—	$—	$—

(a) Amount represents late contributions during the 2024 plan year. The contributions were remitted during 2024 and lost earnings are in the process of being fully corrected.

(b) Amount represents late contributions during the 2025 plan year. The contributions were remitted during 2025. Lost earnings were not funded during 2025.